Organization and Nature of Operations - Cash, cash equivalents and restricted cash (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable interest entity
Net cash (used in)/provided by operating activities	¥ 8,340,385	$ 1,308,788	¥ 3,139,804	¥ (1,793,710)
Net cash used in investing activities	(4,257,244)	(668,054)	(18,737,725)	(2,574,836)
Net cash provided by financing activities	16,709,533	2,622,090	24,710,697	5,655,690
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(472,129)	(74,086)	(376,646)	53,722
Net increase in cash, cash equivalents and restricted cash	20,320,545	3,188,738	8,736,130	1,340,866
Cash, cash equivalents and restricted cash at beginning of the year	10,172,519	1,596,290	1,436,389	95,523
Cash, cash equivalents and restricted cash at end of the year	30,493,064	4,785,028	10,172,519	1,436,389
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of the year				147
Cash, cash equivalents and restricted cash of continuing operations at end of the year	30,493,064	$ 4,785,028	10,172,519	1,436,242
VIEs and VIEs' subsidiaries
Variable interest entity
Net cash (used in)/provided by operating activities	(1,351,859)		3,540,411	(1,607,435)
Net cash used in investing activities	(8,641,045)		(1,665,982)	(1,976,964)
Net cash provided by financing activities	14,940,274		650,595	3,782,378
Effects of exchange rate changes on cash, cash equivalents and restricted cash			(188)	19,746
Net increase in cash, cash equivalents and restricted cash	4,947,370		2,524,836	217,725
Cash, cash equivalents and restricted cash at beginning of the year	2,780,371		255,535	37,810
Cash, cash equivalents and restricted cash at end of the year	7,727,741		2,780,371	255,535
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of the year				147
Cash, cash equivalents and restricted cash of continuing operations at end of the year	7,727,741		2,780,371	255,388
VIEs and VIEs' subsidiaries - Inter-company
Variable interest entity
Net cash (used in)/provided by operating activities	7,341,282		2,194,342
Net cash provided by financing activities	14,858,966		795,295	3,782,378
VIEs and VIEs' subsidiaries - Other
Variable interest entity
Net cash (used in)/provided by operating activities	(8,693,141)		1,346,069	(1,607,435)
Net cash used in investing activities	(8,641,045)		(1,665,982)	¥ (1,976,964)
Net cash provided by financing activities	¥ 81,308		¥ (144,700)